JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                          SUPPLEMENT DATED MAY 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000


Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to PATRIOT VARIABLE ANNUITY contracts delivered or issued for delivery on or before May 1, 2000:

      (1) Your contract enables you to invest in the Global Equity variable investment option. If you select this variable investment option, we will invest your money in the corresponding Fund of the John Hancock Variable Series Trust I ("Trust"). We may modify or delete this investment option in the future.

      (2) The Annual Fund Expenses table on page 5 of the prospectus is supplemented with the following information on the Global Equity variable investment option:



                                                                     Investment     Other      Total Fund    Other Operating
                                                                     Management   Operating    Operating     Expenses Absent
Fund Name                                                               Fee        Expenses     Expenses      Reimbursement
                                                                     ----------   ---------    ----------    ---------------

John Hancock Variable Series Trust I (See Note 1 on page 6):
Global Equity..................................................         0.90%        0.10%        1.00%           0.50%

      (3) The examples on pages 7 and 8 of the prospectus are supplemented with the following information on the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to the Global
          Equity variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional benefit riders; actual expense may be greater or less than those shown above and in the Fee table on page 5 of the prospectus):

          If you "surrender" (turn in) your contract at the end of the applicable time period, you would pay $77 at the end of 1 year; $116 at the end of 3 years; $157 at the end of 5 years; and $261 at the end of 10 years.

          If you begin receiving payments under one of our annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay $23 at the end of 1 year; $71 at the end of 3 years; $122 at the end of 5 years; and $261 at the end of 10 years.

      (4) The Global Equity variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the prospectus (See "How can I change my contract's investment allocations?" beginning on page 15 of the prospectus.)


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


                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                    SUPPLEMENT DATED MAY 1, 2000 - continued


      (5) The Condensed Financial Information table beginning on page 42 is supplemented with the following selected data for Patriot accumulation units for the Global Equity investment option for contracts with initial premium payments of less than $250,000. Values shown begin on May 1, 1999:

                                                                                             Year Ended
                                                                                          December 31, 1999
                                                                                         ------------------
   Global Equity
    Accumulation share value:
     Beginning of period .......................................................                $10.00
      End of period ............................................................                $12.11
    Number of Accumulation Shares outstanding at end of period .................                15,435


      (6) The Condensed Financial Information table beginning on page 45 is supplemented with the following selected data for Patriot accumulation units for the Global Equity investment option for contracts with initial premium payments of $250,000 or more. Values shown begin on May 1, 1999:

                                                                                             Year Ended
                                                                                          December 31, 1999
                                                                                          -----------------
   Global Equity
    Accumulation share value:
     Beginning of period .......................................................                $10.00
      End of period ............................................................                $12.14
    Number of Accumulation Shares outstanding at end of period .................                 4,538






     This supplement is accompanied  with a prospectus  supplement  dated May 1, 2000
     --------------------------------------------------------------------------------
for the Trust that contains  detailed  information  about the Global Equity Fund. Be sure
-----------------------------------------------------------------------------------------
to read that  prospectus  supplement  before  selecting the Global Equity investment option.
--------------------------------------------------------------------------------------------


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